June 1, 2001



Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549-1004

ATTN:  Ms. Patsy Mengiste, Document Control - EDGAR

Re:    AXP Strategy Series, Inc.
          AXP Equity Value Fund
          AXP Focus 20 Fund
          AXP Small Cap Advantage Fund
          AXP Small Cap Growth Fund
          AXP Strategy Aggressive Fund
       File No. 2-89288/811-3956

Dear Ms. Mengiste:

Registrant certifies that the form of prospectus and Statement of Additional that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in the most recent Registration Statement or Amendment, and the text of the most recent Registration Statment or Amendment has been filed electronically.

Sincerely,

AXP STRATEGY SERIES, INC.



/s/  Leslie L. Ogg
     Leslie L. Ogg
     Vice President, General Counsel and Secretary

LLO/KW/lal